Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012 lawsuit joint_venture	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies [Line Items]
Number Of unconsolidated joint venture partnerships		3
Amortization expense related to Intangible Lease Origination Costs and Absorption Period Costs		$ 36,151,000	$ 48,013,000	$ 34,660,000
Amortization of Above-Market and Below-Market In-Place Lease intangibles as a net increase to rental revenues		5,678,000	7,065,000	5,788,000
Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
Total		54,745,000	79,155,000
Recoveries of bad debts			(400,000)
Provision for doubtful accounts		0		800,000
Amortization of deferred financing costs and fair market value adjustments on notes payable		2,600,000	3,200,000	2,600,000
Amortization of deferred lease costs		29,800,000	30,000,000	26,800,000
Amortization of lease incentive		2,500,000	3,700,000	3,400,000
Amortization of debt discount (premium)		0	1,400,000	0
Shares-in-trust, shares authorized		150,000,000	150,000,000
Preferred stock, shares authorized		100,000,000	100,000,000
Common stock, shares authorized		750,000,000	750,000,000
Common stock, par value		$ 0.01	$ 0.01
Stock repurchase program, authorized amount		300,000,000
Stock repurchase program, remaining authorized repurchase amount		208,000,000
Dividend reinvestment plan, shareholders discount		2.00%
Number of lawsuits as defendant		2
Litigation settlement charge	7,500,000	7,500,000	0	0
Minimum [Member]
Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
Real estate investment trust status required taxable income distribution rate		90.00%
Building [Member]
Significant Accounting Policies [Line Items]
Useful life		40 years
Building Improvements [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Useful life		5 years
Building Improvements [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Useful life		25 years
Land Improvements [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Useful life		20 years
Land Improvements [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Useful life		25 years
Furniture, fixtures, and equipment [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Useful life		3 years
Furniture, fixtures, and equipment [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Useful life		5 years
Piedmont Office Holdings, Inc [Member]
Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
Income Tax Expense (Benefit)		8,500
Consolidated Joint Venture [Member]
Significant Accounting Policies [Line Items]
Number of real estate properties		3
Unconsolidated Joint Venture [Member]
Significant Accounting Policies [Line Items]
Number of real estate properties		5
Above-Market In-Place Lease Assets [Member]
Significant Accounting Policies [Line Items]
Intangible Lease Assets		21,468,000		33,687,000
Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
2013		1,772,000
2014		1,581,000
2015		1,480,000
2016		1,418,000
2017		770,000
Thereafter		324,000
Total		7,345,000
Weighted-Average Amortization Period (in years)		5 years
Absorption Period Costs [Member]
Significant Accounting Policies [Line Items]
Intangible Lease Assets		101,217,000		164,802,000
Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
2013		8,292,000
2014		6,897,000
2015		6,545,000
2016		6,152,000
2017		5,502,000
Thereafter		14,012,000
Total		47,400,000
Weighted-Average Amortization Period (in years)		8 years
Lease Origination Costs [Member]
Significant Accounting Policies [Line Items]
Intangible Lease Assets		116,995,000		146,345,000
Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
2013		9,606,000
2014		8,180,000
2015		7,543,000
2016		7,124,000
2017		6,820,000
Thereafter		19,863,000
Total		59,136,000
Weighted-Average Amortization Period (in years)		8 years
Below Market Leases [Member]
Significant Accounting Policies [Line Items]
Intangible Lease Liabilities		81,736,000		113,018,000
Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
2013		6,192,000
2014		5,280,000
2015		4,769,000
2016		4,718,000
2017		4,685,000
Thereafter		15,161,000
Total		40,805,000
Weighted-Average Amortization Period (in years)		8 years
Common Area Maintenance Costs [Member]
Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
Amortization of deferred lease costs		$ 1,600,000	$ 1,300,000	$ 700,000